UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Franklin U.S. Large Cap Equity Fund
Class FI [LMUSX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$126	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class FI shares of Franklin U.S. Large Cap Equity Fund returned 39.60%. The Fund compares its performance to the Russell 1000 Index, which returned 34.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance across all sectors, most notably in the information technology, industrials and utilities sectors.
↑	Overweight in AppLovin, Vistra and EMCOR Group, all with triple digit returns in the portfolio, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative returns in the energy sector.
↓	Sector allocation decisions, especially underweight to banks within the financials sector and overweighting non-bank financials.
↓	Overweight in Adobe, Weatherford International and IDEXX Laboratories, all with negative returns for the period, were the leading detractors at the security level.
Franklin U.S. Large Cap Equity Fund	PAGE 1	7969-ATSR-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class FI	39.60	16.03	12.02
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Index	34.40	15.58	13.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$349,693,097
Total Number of Portfolio Holdings*	135
Total Management Fee Paid	$1,505,520
Portfolio Turnover Rate	49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Equity Fund	PAGE 2	7969-ATSR-0125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Large Cap Equity Fund	PAGE 3	7969-ATSR-0125

Franklin U.S. Large Cap Equity Fund
Class I [LMTIX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$96	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class I shares of Franklin U.S. Large Cap Equity Fund returned 39.96%. The Fund compares its performance to the Russell 1000 Index, which returned 34.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance across all sectors, most notably in the information technology, industrials and utilities sectors.
↑	Overweight in AppLovin, Vistra and EMCOR Group, all with triple digit returns in the portfolio, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative returns in the energy sector.
↓	Sector allocation decisions, especially underweight to banks within the financials sector and overweighting non-bank financials.
↓	Overweight in Adobe, Weatherford International and IDEXX Laboratories, all with negative returns for the period, were the leading detractors at the security level.
Franklin U.S. Large Cap Equity Fund	PAGE 1	7971-ATSR-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/1/2015 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class I	39.96	16.22	12.57
Russell 3000 Index	34.49	15.23	13.10
Russell 1000 Index	34.40	15.58	13.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$349,693,097
Total Number of Portfolio Holdings*	135
Total Management Fee Paid	$1,505,520
Portfolio Turnover Rate	49%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Equity Fund	PAGE 2	7971-ATSR-0125

WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Large Cap Equity Fund	PAGE 3	7971-ATSR-0125

Franklin U.S. Large Cap Equity Fund
Class IS [LMISX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$84	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class IS shares of Franklin U.S. Large Cap Equity Fund returned 40.04%. The Fund compares its performance to the Russell 1000 Index, which returned 34.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance across all sectors, most notably in the information technology, industrials and utilities sectors.
↑	Overweight in AppLovin, Vistra and EMCOR Group, all with triple digit returns in the portfolio, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative returns in the energy sector.
↓	Sector allocation decisions, especially underweight to banks within the financials sector and overweighting non-bank financials.
↓	Overweight in Adobe, Weatherford International and IDEXX Laboratories, all with negative returns for the period, were the leading detractors at the security level.
Franklin U.S. Large Cap Equity Fund	PAGE 1	7972-ATSR-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class IS	40.04	16.32	12.34
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Index	34.40	15.58	13.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$349,693,097
Total Number of Portfolio Holdings*	135
Total Management Fee Paid	$1,505,520
Portfolio Turnover Rate	49%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Large Cap Equity Fund	PAGE 2	7972-ATSR-0125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Large Cap Equity Fund	PAGE 3	7972-ATSR-0125

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending November 30, 2023 and November 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $68,121 in November 30, 2023 and $73,429 in November 30, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in November 30, 2023 and $0 in November 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $20,000 in November 30, 2023 and $20,000 in November 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in November 30, 2023 and $0 in November 30, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $799,106 in November 30, 2023 and $811,835 in November 30, 2024.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Large Cap Equity Fund
Financial Statements and Other Important Information
Annual  | November 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
November 30, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 10.1%
Diversified Telecommunication Services — 0.9%
AT&T Inc.	93,032	$2,154,621
Verizon Communications Inc.	21,896	970,869
Total Diversified Telecommunication Services		3,125,490
Entertainment — 1.8%
Electronic Arts Inc.	12,229	2,001,520
Netflix Inc.	4,815	4,269,990 *
Total Entertainment		6,271,510
Interactive Media & Services — 7.0%
Alphabet Inc., Class A Shares	43,500	7,349,325
Alphabet Inc., Class C Shares	43,197	7,364,657
Meta Platforms Inc., Class A Shares	17,113	9,828,338
Total Interactive Media & Services		24,542,320
Media — 0.4%
Comcast Corp., Class A Shares	30,425	1,314,056

Total Communication Services		35,253,376
Consumer Discretionary — 11.7%
Automobiles — 1.9%
General Motors Co.	42,687	2,372,970
Tesla Inc.	11,960	4,128,114 *
Total Automobiles		6,501,084
Broadline Retail — 3.5%
Amazon.com Inc.	51,923	10,794,273 *
eBay Inc.	22,774	1,441,366
Total Broadline Retail		12,235,639
Diversified Consumer Services — 0.4%
H&R Block Inc.	24,445	1,449,100
Hotels, Restaurants & Leisure — 1.5%
Aramark	44,809	1,823,278
Booking Holdings Inc.	696	3,620,578
Total Hotels, Restaurants & Leisure		5,443,856
Household Durables — 1.4%
PulteGroup Inc.	17,276	2,336,924
Toll Brothers Inc.	15,281	2,523,963
Total Household Durables		4,860,887
Specialty Retail — 2.5%
Dick’s Sporting Goods Inc.	8,419	1,744,753
Gap Inc.	76,215	1,848,214
Home Depot Inc.	4,269	1,831,956
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
November 30, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
TJX Cos. Inc.	18,332	$2,304,149
Ulta Beauty Inc.	2,854	1,103,471 *
Total Specialty Retail		8,832,543
Textiles, Apparel & Luxury Goods — 0.5%
PVH Corp.	14,947	1,619,806

Total Consumer Discretionary		40,942,915
Consumer Staples — 6.8%
Beverages — 0.9%
Boston Beer Co. Inc., Class A Shares	1,768	559,112 *
Coca-Cola Co.	20,964	1,343,373
Molson Coors Beverage Co., Class B Shares	22,618	1,403,673
Total Beverages		3,306,158
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	2,683	2,607,554
Kroger Co.	33,679	2,057,114
Target Corp.	9,478	1,254,034
Walmart Inc.	49,144	4,545,820
Total Consumer Staples Distribution & Retail		10,464,522
Food Products — 1.0%
Bunge Global SA	16,347	1,466,980
Ingredion Inc.	13,818	2,035,944
Total Food Products		3,502,924
Household Products — 1.6%
Colgate-Palmolive Co.	19,461	1,880,516
Procter & Gamble Co.	20,273	3,634,138
Total Household Products		5,514,654
Tobacco — 0.3%
Altria Group Inc.	16,304	941,393

Total Consumer Staples		23,729,651
Energy — 2.4%
Energy Equipment & Services — 0.3%
Weatherford International PLC	13,520	1,112,696
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy Inc.	5,115	1,145,811
EOG Resources Inc.	9,826	1,309,413
Exxon Mobil Corp.	11,907	1,404,550
Marathon Petroleum Corp.	8,153	1,273,091
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.	15,184	$2,111,790
Total Oil, Gas & Consumable Fuels		7,244,655

Total Energy		8,357,351
Financials — 13.7%
Banks — 3.5%
Bank of America Corp.	17,396	826,484
Citigroup Inc.	20,196	1,431,291
Comerica Inc.	22,970	1,659,583
JPMorgan Chase & Co.	17,193	4,293,436
Wells Fargo & Co.	29,202	2,224,316
Zions Bancorp NA	28,083	1,699,583
Total Banks		12,134,693
Capital Markets — 3.1%
Affiliated Managers Group Inc.	7,894	1,480,441
Bank of New York Mellon Corp.	31,250	2,558,437
Evercore Inc., Class A Shares	6,795	2,092,181
SEI Investments Co.	17,249	1,425,285
State Street Corp.	11,550	1,137,791
Virtu Financial Inc., Class A Shares	57,069	2,129,244
Total Capital Markets		10,823,379
Consumer Finance — 1.1%
SLM Corp.	77,122	2,111,600
Synchrony Financial	24,457	1,651,337
Total Consumer Finance		3,762,937
Financial Services — 4.3%
Berkshire Hathaway Inc., Class B Shares	7,905	3,818,273 *
Fidelity National Information Services Inc.	22,049	1,880,780
Mastercard Inc., Class A Shares	3,683	1,962,818
MGIC Investment Corp.	67,484	1,772,130
PayPal Holdings Inc.	27,938	2,424,180 *
Visa Inc., Class A Shares	5,933	1,869,369
Western Union Co.	118,581	1,305,577
Total Financial Services		15,033,127
Insurance — 1.7%
Assured Guaranty Ltd.	17,666	1,647,884
Axis Capital Holdings Ltd.	10,567	983,154
Old Republic International Corp.	60,985	2,376,585
Unum Group	14,662	1,127,508
Total Insurance		6,135,131

Total Financials		47,889,267
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
November 30, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 10.2%
Biotechnology — 3.7%
AbbVie Inc.	20,906	$3,824,334
Exelixis Inc.	61,146	2,229,383 *
Gilead Sciences Inc.	22,748	2,106,010
Neurocrine Biosciences Inc.	10,871	1,377,899 *
Regeneron Pharmaceuticals Inc.	1,671	1,253,618 *
United Therapeutics Corp.	6,077	2,251,468 *
Total Biotechnology		13,042,712
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp.	10,408	943,589 *
IDEXX Laboratories Inc.	3,372	1,422,141 *
Total Health Care Equipment & Supplies		2,365,730
Health Care Providers & Services — 1.5%
HCA Healthcare Inc.	3,298	1,079,172
Tenet Healthcare Corp.	14,729	2,101,534 *
UnitedHealth Group Inc.	3,236	1,974,607
Total Health Care Providers & Services		5,155,313
Health Care Technology — 0.6%
Doximity Inc., Class A Shares	40,503	2,146,659 *
Life Sciences Tools & Services — 0.9%
Medpace Holdings Inc.	5,274	1,796,483 *
Mettler-Toledo International Inc.	968	1,211,161 *
Total Life Sciences Tools & Services		3,007,644
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	44,927	2,660,577
Eli Lilly & Co.	5,215	4,147,750
Johnson & Johnson	13,586	2,105,966
Merck & Co. Inc.	9,045	919,334
Total Pharmaceuticals		9,833,627

Total Health Care		35,551,685
Industrials — 9.3%
Aerospace & Defense — 1.4%
General Electric Co.	15,248	2,777,576
Lockheed Martin Corp.	4,012	2,123,993
Total Aerospace & Defense		4,901,569
Building Products — 1.6%
Builders FirstSource Inc.	7,484	1,395,541 *
Carlisle Cos. Inc.	4,146	1,893,478
Owens Corning	11,067	2,275,597
Total Building Products		5,564,616
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 0.7%
EMCOR Group Inc.	4,868	$2,483,264
Electrical Equipment — 1.6%
Acuity Brands Inc.	7,087	2,272,730
Eaton Corp. PLC	4,258	1,598,538
Vertiv Holdings Co., Class A Shares	12,779	1,630,601
Total Electrical Equipment		5,501,869
Ground Transportation — 1.0%
CSX Corp.	26,096	953,809
Ryder System Inc.	14,182	2,394,489
Total Ground Transportation		3,348,298
Industrial Conglomerates — 0.6%
3M Co.	15,059	2,010,828
Machinery — 0.7%
Allison Transmission Holdings Inc.	21,584	2,557,704
Passenger Airlines — 0.6%
Delta Air Lines Inc.	35,016	2,234,721
Professional Services — 0.7%
Leidos Holdings Inc.	11,573	1,914,174
Parsons Corp.	6,487	622,168 *
Total Professional Services		2,536,342
Trading Companies & Distributors — 0.4%
Fastenal Co.	18,466	1,543,019

Total Industrials		32,682,230
Information Technology — 29.2%
Communications Equipment — 0.9%
Arista Networks Inc.	7,820	3,173,513 *
Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp.	14,499	1,725,236
IT Services — 1.4%
DXC Technology Co.	61,057	1,373,782 *
GoDaddy Inc., Class A Shares	5,889	1,163,490 *
Twilio Inc., Class A Shares	22,215	2,322,356 *
Total IT Services		4,859,628
Semiconductors & Semiconductor Equipment — 9.2%
Applied Materials Inc.	13,586	2,373,610
Broadcom Inc.	20,950	3,395,576
Cirrus Logic Inc.	14,343	1,498,126 *
NVIDIA Corp.	160,458	22,183,319
QUALCOMM Inc.	16,168	2,563,113
Total Semiconductors & Semiconductor Equipment		32,013,744
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Schedule of Investments (cont’d)
November 30, 2024
 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — 11.1%
Adobe Inc.	5,698	$2,939,769 *
AppLovin Corp., Class A Shares	7,952	2,677,836 *
DocuSign Inc.	22,257	1,773,660 *
Dropbox Inc., Class A Shares	70,745	1,956,807 *
Fair Isaac Corp.	1,029	2,443,906 *
Gen Digital Inc.	54,443	1,679,567
Manhattan Associates Inc.	6,255	1,785,427 *
Microsoft Corp.	45,402	19,225,931
Pegasystems Inc.	26,031	2,472,164
RingCentral Inc., Class A Shares	50,238	1,890,456 *
Total Software		38,845,523
Technology Hardware, Storage & Peripherals — 6.1%
Apple Inc.	90,631	21,509,455

Total Information Technology		102,127,099
Materials — 2.3%
Chemicals — 0.9%
CF Industries Holdings Inc.	15,275	1,369,556
Scotts Miracle-Gro Co.	23,363	1,801,054
Total Chemicals		3,170,610
Metals & Mining — 0.9%
Southern Copper Corp.	11,573	1,161,382
Steel Dynamics Inc.	13,586	1,973,638
Total Metals & Mining		3,135,020
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	15,877	1,876,662

Total Materials		8,182,292
Real Estate — 1.9%
Industrial REITs — 0.4%
First Industrial Realty Trust Inc.	25,337	1,354,263
Retail REITs — 1.1%
Brixmor Property Group Inc.	53,428	1,606,580
Simon Property Group Inc.	12,569	2,307,668
Total Retail REITs		3,914,248
Specialized REITs — 0.4%
National Storage Affiliates Trust	30,098	1,357,420

Total Real Estate		6,625,931
Utilities — 1.9%
Electric Utilities — 0.3%
NRG Energy Inc.	12,166	1,236,187
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

 Franklin U.S. Large Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.6%
UGI Corp.		64,439	$1,957,012
Independent Power and Renewable Electricity Producers — 1.0%
Vistra Corp.		21,191	3,387,170

Total Utilities			6,580,369
Total Investments before Short-Term Investments (Cost — $238,510,782)			347,922,166
	Rate
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,890,723)	4.541%	1,890,723	1,890,723 (a)
Total Investments — 100.0% (Cost — $240,401,505)			349,812,889
Liabilities in Excess of Other Assets — (0.0)%††			(119,792)
Total Net Assets — 100.0%			$349,693,097

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investments, at value (Cost — $240,401,505)	$349,812,889
Dividends receivable	274,774
Receivable for Fund shares sold	21
Prepaid expenses	16,536
Total Assets	350,104,220
Liabilities:
Investment management fee payable	174,686
Payable for Fund shares repurchased	153,269
Audit and tax fees payable	36,761
Fund accounting fees payable	29,395
Trustees’ fees payable	1,917
Service and/or distribution fees payable	18
Accrued expenses	15,077
Total Liabilities	411,123
Total Net Assets	$349,693,097
Net Assets:
Par value (Note 7)	$135
Paid-in capital in excess of par value	225,126,496
Total distributable earnings (loss)	124,566,466
Total Net Assets	$349,693,097
Net Assets:
Class FI	$89,350
Class I	$983,417
Class IS	$348,620,330
Shares Outstanding:
Class FI	3,436
Class I	38,042
Class IS	13,442,303
Net Asset Value:
Class FI (and redemption price)	$26.00
Class I (and redemption price)	$25.85
Class IS (and redemption price)	$25.93
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Statement of Operations
For the Year Ended November 30, 2024

Investment Income:
Dividends	$3,097,384
Less: Foreign taxes withheld	(4,272)
Total Investment Income	3,093,112
Expenses:
Investment management fee (Note 2)	1,736,188
Fund accounting fees	68,956
Registration fees	56,800
Audit and tax fees	39,511
Legal fees	32,790
Trustees’ fees	12,035
Shareholder reports	6,909
Commitment fees (Note 8)	1,924
Transfer agent fees (Notes 2 and 5)	1,216
Insurance	1,105
Custody fees	1,034
Service and/or distribution fees (Notes 2 and 5)	200
Miscellaneous expenses	9,112
Total Expenses	1,967,780
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(230,668)
Net Expenses	1,737,112
Net Investment Income	1,356,000
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	14,583,800
Change in Net Unrealized Appreciation (Depreciation) From Investments	70,133,718
Net Gain on Investments	84,717,518
Increase in Net Assets From Operations	$86,073,518
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended November 30,	2024	2023
Operations:
Net investment income	$1,356,000	$1,664,765
Net realized gain	14,583,800	5,141,712
Change in net unrealized appreciation (depreciation)	70,133,718	18,252,913
Increase in Net Assets From Operations	86,073,518	25,059,390
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,473,281)	(12,649,314)
Decrease in Net Assets From Distributions to Shareholders	(4,473,281)	(12,649,314)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	114,655,763	10,555,917
Reinvestment of distributions	4,471,184	12,643,016
Cost of shares repurchased	(32,223,852)	(49,730,428)
Increase (Decrease) in Net Assets From Fund Share Transactions	86,903,095	(26,531,495)
Increase (Decrease) in Net Assets	168,503,332	(14,121,419)
Net Assets:
Beginning of year	181,189,765	195,311,184
End of year	$349,693,097	$181,189,765
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.01	$17.92	$24.84	$19.80	$18.93
Income (loss) from operations:
Net investment income	0.05	0.10	0.15	0.03	0.12
Net realized and unrealized gain (loss)	7.34	2.20	(2.42)	6.23	2.27
Total income (loss) from operations	7.39	2.30	(2.27)	6.26	2.39
Less distributions from:
Net investment income	(0.10)	(0.15)	—	(0.15)	(0.15)
Net realized gains	(0.30)	(1.06)	(4.65)	(1.07)	(1.37)
Total distributions	(0.40)	(1.21)	(4.65)	(1.22)	(1.52)
Net asset value, end of year	$26.00	$19.01	$17.92	$24.84	$19.80
Total return[2]	39.60%	13.36%	(11.74)%	32.51%	13.62%
Net assets, end of year (000s)	$89	$97	$79	$152	$93
Ratios to average net assets:
Gross expenses	1.33%	1.27%	0.84%	2.71%	2.32%
Net expenses[3,4]	1.05	1.05	0.71	1.05	1.05
Net investment income	0.21	0.55	0.79	0.14	0.71
Portfolio turnover rate	49%	25%	67%[5]	38%[5]	42%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.90	$17.77	$24.71	$19.72	$18.84
Income (loss) from operations:
Net investment income	0.10	0.13	0.13	0.09	0.18
Net realized and unrealized gain (loss)	7.30	2.21	(2.42)	6.18	2.25
Total income (loss) from operations	7.40	2.34	(2.29)	6.27	2.43
Less distributions from:
Net investment income	(0.15)	(0.15)	—	(0.21)	(0.18)
Net realized gains	(0.30)	(1.06)	(4.65)	(1.07)	(1.37)
Total distributions	(0.45)	(1.21)	(4.65)	(1.28)	(1.55)
Net asset value, end of year	$25.85	$18.90	$17.77	$24.71	$19.72
Total return[2]	39.96%	13.69%	(11.92)%	32.78%	13.96%
Net assets, end of year (000s)	$983	$448	$63	$83	$63
Ratios to average net assets:
Gross expenses	0.93%	0.93%	0.91%	1.29%	0.80%
Net expenses[3,4]	0.80	0.80	0.79	0.80	0.76
Net investment income	0.45	0.74	0.72	0.38	1.03
Portfolio turnover rate	49%	25%	67%[5]	38%[5]	42%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.96	$17.81	$24.73	$19.73	$18.87
Income (loss) from operations:
Net investment income	0.12	0.16	0.17	0.09	0.19
Net realized and unrealized gain (loss)	7.31	2.21	(2.44)	6.21	2.25
Total income (loss) from operations	7.43	2.37	(2.27)	6.30	2.44
Less distributions from:
Net investment income	(0.16)	(0.16)	—	(0.23)	(0.21)
Net realized gains	(0.30)	(1.06)	(4.65)	(1.07)	(1.37)
Total distributions	(0.46)	(1.22)	(4.65)	(1.30)	(1.58)
Net asset value, end of year	$25.93	$18.96	$17.81	$24.73	$19.73
Total return[2]	40.04%	13.83%	(11.81)%	32.93%	13.98%
Net assets, end of year (millions)	$349	$181	$195	$191	$685
Ratios to average net assets:
Gross expenses	0.79%	0.82%	0.83%	0.75%	0.74%
Net expenses[3,4]	0.70	0.70	0.70	0.70	0.70
Net investment income	0.55	0.91	0.93	0.40	1.11
Portfolio turnover rate	49%	25%	67%[5]	38%[5]	42%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$347,922,166	—	—	$347,922,166
Short-Term Investments†	1,890,723	—	—	1,890,723
Total Investments	$349,812,889	—	—	$349,812,889

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(674,337)	$674,337
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
During the year ended November 30, 2024, fees waived and/or expenses reimbursed amounted to $230,668.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended November 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $346 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of November 30, 2024, Franklin Resources and its affiliates owned 89% of the Fund.
3. Investments
During the year ended November 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$207,099,378
Sales	120,897,276
At November 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$240,544,304	$112,578,587	$(3,310,002)	$109,268,585
4. Derivative instruments and hedging activities
During the year ended November 30, 2024, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For the year ended November 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$200	$231
Class I	—	878
Class IS	—	107
Total	$200	$1,216
For the year ended November 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$225
Class I	831
Class IS	229,612
Total	$230,668
6. Distributions to shareholders by class

	Year Ended November 30, 2024	Year Ended November 30, 2023
Net Investment Income:
Class FI	$493	$600
Class I	3,566	1,074
Class IS	1,545,956	1,721,983
Total	$1,550,015	$1,723,657
Net Realized Gains:
Class FI	$1,525	$5,206
Class I	7,291	22,357
Class IS	2,914,450	10,898,094
Total	$2,923,266	$10,925,657
7. Shares of beneficial interest
At November 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Transactions in shares of each class were as follows:

	Year Ended November 30, 2024		Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class FI
Shares sold	100	$2,239	1,022	$17,937
Shares issued on reinvestment	68	1,330	200	3,571
Shares repurchased	(1,840)	(36,304)	(547)	(9,541)
Net increase (decrease)	(1,672)	$(32,735)	675	$11,967
Class I
Shares sold	24,597	$539,631	40,258	$724,888
Shares issued on reinvestment	484	9,448	1,085	19,368
Shares repurchased	(10,760)	(214,696)	(21,164)	(395,559)
Net increase	14,321	$334,383	20,179	$348,697
Class IS
Shares sold	5,106,036	$114,113,893	545,815	$9,813,092
Shares issued on reinvestment	228,720	4,460,406	710,773	12,620,077
Shares repurchased	(1,421,757)	(31,972,852)	(2,683,947)	(49,325,328)
Net increase (decrease)	3,912,999	$86,601,447	(1,427,359)	$(26,892,159)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended November 30, 2024.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended November 30, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,907,073	$3,158,799
Net long-term capital gains	2,566,208	9,490,515
Total distributions paid	$4,473,281	$12,649,314
As of November 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$6,992,374
Undistributed long-term capital gains — net	8,305,507
Total undistributed earnings	$15,297,881
Unrealized appreciation (depreciation)(a)	109,268,585
Total distributable earnings (loss) — net	$124,566,466

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax cost basis of certain investments.

Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin U.S. Large Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Large Cap Equity Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
January 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin U.S. Large Cap Equity Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended November 30, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$2,930,629
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,686,521
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$2,743,048
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$97,514
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$610,246
Qualified Business Income Dividends Earned	§199A	$124,093
Section 163(j) Interest Earned	§163(j)	$121,193
Interest Earned from Federal Obligations	Note (1)	$121,193
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Franklin U.S. Large Cap Equity Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Franklin U.S. Large Cap Equity Fund

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Franklin
U.S. Large Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
Franklin U.S. Large Cap Equity Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin U.S. Large Cap Equity Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90646-AFSOI 1/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 22, 2025